WARRANTS (Details)	4 Months Ended	9 Months Ended
	Dec. 31, 2020 $ / shares	Sep. 30, 2021 D item $ / shares
Class of Warrant or Right [Line Items]
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
ROMAN DBDR TECH ACQUISITION CORP.
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Public Warrants expiration term	5 years
Threshold period for filling registration statement after business combination	15 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Threshold issue price per share	$ 9.20
Threshold trading days determining volume weighted average price	20 days
Share Price	$ 9.20
Percentage of market value	180.00%
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)	115.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | ROMAN DBDR TECH ACQUISITION CORP.
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20
Threshold consecutive trading days for redemption of public warrants	30
Redemption period	3 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Public Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Public Warrants expiration term		5 years
Threshold period for filling registration statement after business combination		15 days
Share Price		$ 9.20
Percentage of market value		180.00%
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | ROMAN DBDR TECH ACQUISITION CORP.
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Redemption price per public warrant (in dollars per share)		$ 0.01
Threshold trading days for redemption of public warrants | item		20
Threshold consecutive trading days for redemption of public warrants | D		30
Redemption period		3 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00